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                                   UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                                Washington, DC 20549

                                      Form 13F

                                Form 13F COVER PAGE
          Report for the Calendar Year or Quarter Ended:     12/31/2009
                                                          ---------------
          Check here if Amendment[   ]:  Amendment Number:
                                                          ---------------

                     This Amendment (Check only one):
                     [   ] is a restatement
                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    LONGVIEW ASSET MANAGEMENT, LLC (f/k/a LONGVIEW MANAGEMENT GROUP, LLC)
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Address: 222 N. LASALLE STREET, #2000, CHICAGO, IL  60601
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Form 13F File Number 28-  4651
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      The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Angela Newhouse
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Title: Investment Information Manager
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Phone: 312-236-6300
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Signature, Place, and Date of Signing:
/s/ Angela Newhouse
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(Signature)

Chicago, Illinois
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(City, State)

2/9/2010
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(Date)

Report Type (Check only one):
[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
       manager(s).)
[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)
NONE

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                          Form 13F Summary Page

                             Report Summary:


Number of Other Included Manager:
                                              0
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Form 13F Information Table Entry Total:
                                              2
                                         ----------------
Form 13F Information Table Value Total:
                                              $2,460,201  (thousands)
                                         ----------------

The confidential portion of this Form 13F has been omitted and filed separately with the SEC.

List of Other Included Managers:             NONE
                                         ----------------


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                              13F Holdings Report
                                   12/31/2009



     COLUMN 1            COLUMN 2    COLUMN 3   COLUMN 4          COLUMN 5          COLUMN 6   COLUMN 7             COLUMN 8
                                                                                                                Voting Authority
NAME OF                  TITLE OF                 VALUE     SHRS OR    SH/  PUT/   INVESTMENT    OTHER
ISSUER                    CLASS       CUSIP     (X $1000)   PRN AMT    PRN  CALL   DISCRETION   MANAGERS    SOLE      SHARED   NONE
GENERAL DYNAMICS CORP      COM      369550108   2,275,243  33,376,004   SH            Sole                33,376,004
PETSMART INC               COM      716768106     184,959   6,929,911   SH            Sole                 6,929,911

Total                                           2,460,201  40,305,915                                     40,305,915